Federated Hermes International Small-Mid Company Fund
Portfolio of Investments
August 31, 2026 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—96.5%
		Australia—1.1%
184,941		Orica Ltd.	$ 2,943,303
860,784		Steadfast Group Ltd.	3,600,442
		TOTAL	6,543,745
		Austria—1.6%
30,805		BAWAG Group AG	6,431,659
31,705		Vienna Insurance Group	2,658,505
		TOTAL	9,090,164
		Belgium—1.4%
14,568		D’ieteren Group	3,022,179
9,686		Financiere de Tubize SA	2,070,980
30,000		Syensqo SA	2,829,033
		TOTAL	7,922,192
		Brazil—0.3%
142,669		Patria Investments Ltd.	1,617,866
		Canada—9.6%
212,000		Alamos Gold, Inc.	7,767,495
33,818	[1]	Aritzia, Inc.	3,222,586
40,000		Cameco Corp.	3,948,772
282,498	[1]	Capstone Copper Corp.	3,277,584
30,647		Dollarama, Inc.	3,871,258
91,000	[1]	First Quantum Minerals Ltd.	3,026,877
61,057		Gildan Activewear, Inc.	3,184,682
234,031		Lundin Mining Corp.	6,266,381
160,000		Maple Leaf Foods, Inc.	3,066,200
95,000	[1]	MDA Space Ltd.	2,743,858
43,409		Teck Resources Ltd., Class B	2,960,125
96,170		The North West Company Fund	3,368,847
119,419		TMX Group, Inc.	4,655,441
311,362		Whitecap Resources, Inc.	4,034,822
		TOTAL	55,394,928
		China—1.7%
1,961,200		MGM China Holdings Ltd.	2,512,657
750,000	[1]	Shanghai Biren Technology Co. Ltd.	4,420,606
265,000	[1,2]	UBTech Robotics Corp. Ltd.	2,859,425
		TOTAL	9,792,688
		Denmark—2.1%
46,574		AL Sydbank A/S	4,916,430
10,623	[1]	Genmab A/S	3,512,328
124,681	[2]	Rockwool A/S	4,010,225
		TOTAL	12,438,983
		Finland—2.7%
98,125	[1]	Amer Sports, Inc.	2,997,719
269,486		Metso Corp.	5,570,694
690,000		Nokia Oyj	7,015,976
		TOTAL	15,584,389

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		France—2.7%
5,400	[1]	Abivax SA, ADR	$ 603,342
38,000		ALTEN SA	3,386,713
23,989		Gaztransport Et Technigaz	5,865,384
23,000		Nexans SA	3,723,749
12,153	[2]	Vusion	1,813,157
		TOTAL	15,392,345
		Germany—5.9%
43,000		Bilfinger SE	4,185,497
42,273		Continental AG	3,503,004
69,102		CTS Eventim AG	4,694,787
42,273		Fielmann Group AG	1,919,655
12,681		Heidelberg Materials AG	2,426,746
28,157		Innoscripta SE	2,762,383
11,000		MTU Aero Engines AG	4,495,094
29,250		Nemetschek AG	2,388,353
48,058		Pfisterer Holding SE	3,814,912
2,050		Rheinmetall AG	2,644,939
78,204		Stabilus SE	1,569,489
		TOTAL	34,404,859
		Greece—1.1%
528,300		Piraeus Bank SA	6,314,809
		Hong Kong—0.8%
222,000		ASM Pacific Technology Ltd.	4,594,809
		India—1.0%
12,022		ABB Power Products & Systems India Ltd.	4,260,965
396,302		Varun Beverages Ltd.	1,662,636
		TOTAL	5,923,601
		Ireland—1.9%
275,591		Bank of Ireland Group PLC	6,074,182
107,448		Smurfit WestRock PLC	5,039,311
		TOTAL	11,113,493
		Israel—0.4%
10,785	[1]	Tower Semiconductor Ltd.	2,211,464
		Italy—4.9%
63,875	[2,3]	Avio SpA	2,182,201
38,722		Brunello Cucinelli SpA	3,947,397
65,443		Buzzi Unicem SpA	3,120,051
317,042		Ermenegildo Zegna NV	4,305,431
163,805		FinecoBank Banca Fineco SpA	4,512,425
55,443		Leonardo SpA	3,333,941
105,681		Lottomatica Group SpA	3,120,152
67,483		Moncler SpA	3,674,563
		TOTAL	28,196,161
		Japan—20.6%
180,000		Anritsu Corp.	3,825,028
190,300		Azbil Corp.	1,814,636
330,300		Chiba Bank Ltd.	5,814,480
110,000		Daiei Kankyo Co., Ltd.	2,675,623
120,500		Daifuku Co. Ltd.	4,344,066
482,700		Daiwa Securities Group, Inc.	5,566,051
14,700		Disco Corp.	5,284,564

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
105,800		Food & Life Companies Ltd.	$ 3,897,090
205,000		Furukawa Electric	5,079,778
24,800		Horiba Ltd.	3,606,550
148,000		IDEC Corp.	3,456,043
447,100		Japan Elevator Service Holdings Co. Ltd.	4,366,126
7,702		Japan Hotel REIT Investment Corp.	3,998,742
120,000		JX Advanced Metals Corp.	2,799,440
139,100		Kohoku Kogyo Co., Ltd.	4,288,742
300,000		Kumagai Gumi Co.	2,419,633
84,600		Kurita Water Industries Ltd.	4,250,690
119,500		Kusuri No Aoki Holdings Co. Ltd.	3,069,999
33,000		Micronics Japan Co. Ltd.	2,605,471
15,000		Mitsui Mining & Smelting Co. Ltd.	2,718,220
135,000		Musashi Seimitsu Industry Co. Ltd.	2,697,236
84,600		Nippon Sanso Holdings Corp.	2,999,436
135,400	[1]	PKSHA Technology, Inc.	2,790,057
131,000		Riken Keiki Co. Ltd.	2,806,620
134,200		Rohm Co. Ltd.	4,040,171
443,900		Simplex Holdings, Inc.	3,466,836
105,100		THK Co. Ltd.	4,321,747
500,000	[1]	Tier IV Inc.	7,508,607
58,000		Tokyo Ohka Kogyo Co. Ltd.	3,087,087
25,500		Tokyo Seimitsu Co. Ltd.	2,800,014
150,000		Tokyo Tatemono Co. Ltd.	3,227,021
132,000		Yaskawa Electric Corp.	3,900,490
		TOTAL	119,526,294
		Kazakhstan—0.8%
59,016	[3]	NAC Kazatomprom JSC, GDR	4,377,096
		Mexico—0.5%
596,451		Prologis Property Mexico SA de CV	2,727,403
		Netherlands—4.7%
96,000		Aalberts NV	4,885,707
45,443		Akzo Nobel NV	3,260,819
4,227	[1]	Argenx SE, ADR	4,360,827
3,487		ASM International NV	3,266,773
153,237		CTP NV	2,534,104
23,249		Euronext NV	4,407,113
105,000		SBM Offshore NV	4,291,633
		TOTAL	27,006,976
		Norway—1.3%
1,900,000	[1]	AutoStore Holdings Ltd.	3,311,142
113,919		Subsea 7 SA	4,192,065
		TOTAL	7,503,207
		Peru—1.0%
670,000		Hochschild Mining PLC	6,004,605
		Poland—1.4%
63,409		Diagnostyka SA	2,873,089
265,793		Powszechny Zaklad Ubezpieczen SA	5,290,391
		TOTAL	8,163,480
		Portugal—0.9%
4,093,546		Banco Comercial Portugues SA	5,318,427

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Singapore—1.3%
1,479,600		Mapletree Logistics Trust	$ 1,361,659
3,333,500		NTT DC REIT	3,182,490
64,000		STMicroelectronics NV	3,204,692
		TOTAL	7,748,841
		South Korea—3.1%
13,500		APR Corp./Korea	4,577,597
47,557		Hana Financial Holdings	4,736,070
8,232		Hanwha Aerospace Co. Ltd.	6,624,065
43,000		KC Tech Co. Ltd.	2,148,282
		TOTAL	18,086,014
		Spain—3.9%
418,454		Almirall SA	5,019,929
272,270		Bankinter SA	5,258,358
95,965		Logista	4,023,497
280,054		Merlin Properties SOCIMI SA	4,362,761
174,373		Puig Brands SA	3,735,551
		TOTAL	22,400,096
		Sweden—1.9%
698,674	[1]	Hexatronic Group AB	2,930,596
129,657		MilDef Group AB	3,120,899
105,309	[1]	Swedish Orphan Biovitrum AB	4,944,626
		TOTAL	10,996,121
		Switzerland—2.7%
100,080		Adecco Group AG	2,973,533
5,500		Comet Holding AG	2,255,834
43,071		Dormakaba Holding AG	3,078,657
13,300		Inficon Holding AG	2,734,629
20,169		Tecan Group AG	4,921,266
		TOTAL	15,963,919
		Taiwan—0.4%
145,000		Yageo Corp.	2,501,352
		Thailand—0.3%
845,500		Central Pattana PCL, NVDR	1,709,097
		United Kingdom—11.3%
59,000	[1,2,4]	AstraZeneca PLC, Rights	32,450
1,636,463		Centrica PLC	3,446,314
81,000		Computacenter PLC	6,203,820
36,989		Cranswick PLC	2,696,428
40,000		Diploma PLC	3,963,101
253,885		Ferrari NV	2,347,746
1,000,000		GB Group PLC	2,194,204
35,000		Halma PLC	1,716,465
1,222,736		Harbour Energy PLC	4,170,020
1,100,000		Helios Towers PLC	3,010,773
776,752		Marks & Spencer Group PLC	4,148,515
997,492		Michael Page PLC	2,977,141
14,795		Next PLC	3,103,095
691,082		Rentokil Initial PLC	3,277,640
211,362		Sage Group PLC/The	3,122,705
2,350,000	[1]	SigmaRoc PLC	4,001,284
49,000		Spirax Group PLC	4,709,178

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
53,977		TechnipFMC PLC	$ 4,218,303
700,000	[1]	Trustpilot Group PLC	2,737,900
95,113		Weir PLC	3,656,789
		TOTAL	65,733,871
		United States—1.2%
100,000	[1]	Freenome, Inc.	1,479,000
13,500		PriceSmart, Inc.	2,295,135
47,557		Sunbelt Rentals Holdings, Inc.	3,391,875
		TOTAL	7,166,010
		TOTAL COMMON STOCKS (IDENTIFIED COST $440,310,311)	559,469,305
		PREFERRED STOCKS—0.5%
		Germany—0.5%
58,673		Fuchs Petrolub SE, Preference (IDENTIFIED COST $3,040,262)	2,743,519
		INVESTMENT COMPANY—4.9%
28,667,636		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[5] (IDENTIFIED COST $28,667,636)	28,667,636
		TOTAL INVESTMENT IN SECURITIES—101.9% (IDENTIFIED COST $472,018,209)	590,880,460
		OTHER ASSETS AND LIABILITIES - NET—(1.9%)[6]	(11,049,456)
		NET ASSETS—100%	$579,831,004
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 11/30/2025	$21,297,836
Purchases at Cost	$255,303,944
Proceeds from Sales	$(247,934,144)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 8/31/2026	$28,667,636
Shares Held as of 8/31/2026	28,667,636
Dividend Income	$660,133

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of August 31, 2026, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$9,464,084	$9,958,856

3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2026, these restricted securities amounted to $6,559,297, which represented 1.1% of net assets.

4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.

Additional information on restricted securities held at August 31, 2026, is as follows:
Security	Acquisition Date	Cost	Value
Avio SpA	10/29/2025	$2,402,270	$2,182,201
NAC Kazatomprom JSC, GDR	1/22/2026	$4,496,937	$4,377,096
Note: The categories of investments are shown as a percentage of net assets at August 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;

■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$69,816,234	$482,454,611	$32,450	$552,303,295
Domestic	3,774,135	3,391,875	—	7,166,010
Preferred Stocks
International	—	2,743,519	—	2,743,519
Investment Company	28,667,636	—	—	28,667,636
TOTAL SECURITIES	$102,258,005	$488,590,005	$32,450	$590,880,460

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
JSC	—Joint Stock Company
NVDR	—Non-Voting Depositary Receipt
REIT	—Real Estate Investment Trust